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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003
                                                -------------

Check here if Amendment [   ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Satellite Asset Management, L.P.
Address:          623 Fifth Avenue, 20th Floor
                  New York, NY  10022

Form 13F File Number:  028-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Matthew N. DesChamps
Title:            Chief Financial Officer
Phone:            (212) 209-2050

Signature, Place, and Date of Signing:


/S/ Matthew N. DesChamps        New York, New York           August 14, 2003
-------------------------       ---------------------        ---------------
[Signature]                     [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                        0
                                                   --------
Form 13F Information Table Entry Total:                 115
                                                   --------
Form 13F Information Table Value Total:            $590,007
                                                   --------
                                                      (thousands)


--------------------------------------------------------------------------------
CONFIDENTIAL POSITIONS HAVE BEEN OMITTED HEREFROM AND ARE BEING FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION
--------------------------------------------------------------------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          NONE

                                                    FORM 13F INFORMATION TABLE
                                                    SATELLITE ASSET MANAGEMENT
                                                 FOR QUARTER ENDED JUNE 30, 2003

                      Title                   Value        Shrs or
                      of                      (x           prn           SH/   Put/  Investment  Other        Voting Authority
Name of Issuer        Class      CUSIP        $1000)       amt           PRN   Call  Discretion  Managers Sole        Shared   None
--------------        -----      -----        ------       -------       ---   ----  ----------  -------- ----        ------   ----
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO        DBCV
DEVICES INC           4.750%
                      2/0        007903AE7     3,044      4,000,000      PRN         SOLE                  4,000,000
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO        DBCV
DEVICES INC           4.500%
                      12/0       007903AF4     2,301      2,000,000      PRN         SOLE                  2,000,000
------------------------------------------------------------------------------------------------------------------------------------
AES CORP              SDCV
                      4.500%
                      8/1        00130HAN5    11,055     12,300,000      PRN         SOLE                 12,300,000
------------------------------------------------------------------------------------------------------------------------------------
AIRBORNE INC          COM        009269101    40,924      1,958,100      SH          SOLE                  1,958,100
------------------------------------------------------------------------------------------------------------------------------------
ALLETE INC            COM        018522102     1,216         45,800      SH          SOLE                     45,800
------------------------------------------------------------------------------------------------------------------------------------
ALLMERICA FINL CORP   COM        019754100     1,259         70,000      SH          SOLE                     70,000
------------------------------------------------------------------------------------------------------------------------------------
AMEREN CORP           COM        023608102     2,258         51,200      SH          SOLE                     51,200
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN AXLE & MFG
HLDGS IN              COM        024061103       598         25,000      SH          SOLE                     25,000
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN STD COS
INC DEL               COM        029712106     1,479         20,000      SH          SOLE                     20,000
------------------------------------------------------------------------------------------------------------------------------------
AMKOR TECHNOLOGY      NOTE
INC                   5.000%
                      3/1        031652AH3     6,640      8,000,000      PRN         SOLE                  8,000,000
------------------------------------------------------------------------------------------------------------------------------------
AMR CORP              COM        001765106       550         50,000      SH          SOLE                     50,000
------------------------------------------------------------------------------------------------------------------------------------
ANTHEM INC            COM        03674B104     1,543         20,000      SH          SOLE                     20,000
------------------------------------------------------------------------------------------------------------------------------------
ASHANTI GOLDFIELDS    GLOB
LTD                   DEP
                      RCPT       043743202     1,904        238,900      SH          SOLE                    238,900
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA
CORPORATION           COM        060505104     4,742         60,000      SH          SOLE                     60,000
------------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY
INC DEL               CL B       084670207     2,430          1,000      SH          SOLE                      1,000
------------------------------------------------------------------------------------------------------------------------------------
BOEING CO             COM        097023105     1,030         30,000      SH          SOLE                     30,000
------------------------------------------------------------------------------------------------------------------------------------
BP PLC                SPONSORED
                      ADR        055622104       840         20,000      SH          SOLE                     20,000
------------------------------------------------------------------------------------------------------------------------------------
BROCADE COMMUNICA-    NOTE
TIONS SYS I           2.000%
                      1/0        111621AB4     6,188      7,500,000      PRN         SOLE                  7,500,000
------------------------------------------------------------------------------------------------------------------------------------
BURLINGTON RES INC    COM        122014103     1,352         25,000      SH          SOLE                     25,000
------------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP          NOTE
                      4.000%
                      12/2       131347BA3    69,044     83,185,000      PRN         SOLE                 83,185,000
------------------------------------------------------------------------------------------------------------------------------------
CARNIVAL CORP         PAIRED
                      CTF        143658300     1,300         40,000      SH          SOLE                     40,000
------------------------------------------------------------------------------------------------------------------------------------
CENTERPOINT ENERGY
INC                   COM        15189T107       196         24,000      SH          SOLE                     24,000
------------------------------------------------------------------------------------------------------------------------------------
CHARTER ONE FINL INC  COM        160903100     1,559         50,000      SH          SOLE                     50,000
------------------------------------------------------------------------------------------------------------------------------------
CHARTER COMMUNICA-    NOTE
TIONS INC D           5.750%
                      10/1       16117MAB3     3,481      5,525,000      SH          SOLE                  5,525,000
------------------------------------------------------------------------------------------------------------------------------------
CINERGY CORP          COM        172474108     2,391         65,000      SH          SOLE                     65,000
------------------------------------------------------------------------------------------------------------------------------------

                                                    FORM 13F INFORMATION TABLE
                                                    SATELLITE ASSET MANAGEMENT
                                                 FOR QUARTER ENDED JUNE 30, 2003

                      Title                   Value        Shrs or
                      of                      (x           prn           SH/   Put/  Investment  Other        Voting Authority
Name of Issuer        Class      CUSIP        $1000)       amt           PRN   Call  Discretion  Managers Sole        Shared   None
--------------        -----      -----        ------       -------       ---   ----  ----------  -------- ----        ------   ----
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC         COM        172967101     5,564        130,000      SH          SOLE                    130,000
------------------------------------------------------------------------------------------------------------------------------------
CLEAR CHANNEL
COMMUNICATIONS        COM        184502102     1,272         30,000      SH          SOLE                     30,000
------------------------------------------------------------------------------------------------------------------------------------
COMCAST HOLDINGS      ZONES
CORP                  CV2%
                      PCS        200300507     1,588         50,000      PRN         SOLE                     50,000
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL CAP
BANCORP INC           COM        20162L105       461         30,000      SH          SOLE                     30,000
------------------------------------------------------------------------------------------------------------------------------------
COMPASS BANCSHARES
INC                   COM        20449H109     2,445         70,000      SH          SOLE                     70,000
------------------------------------------------------------------------------------------------------------------------------------
CONCORD EFS INC
COM                   COM        206197105    61,272      4,162,500      SH          SOLE                  4,162,500
------------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION
ENERGY GROUP I        COM        210371100     1,924         56,100      SH          SOLE                     56,100
------------------------------------------------------------------------------------------------------------------------------------
CONTINENTAL AIRLS
INC                   CL B       210795308       299         20,000      SH          SOLE                     20,000
------------------------------------------------------------------------------------------------------------------------------------
COTT CORP QUE         COM        22163N106       414         20,000      SH          SOLE                     20,000
------------------------------------------------------------------------------------------------------------------------------------
DOMINION RES INC
VA NEW                COM        25746U109     3,207         49,900      SH          SOLE                     49,900
------------------------------------------------------------------------------------------------------------------------------------
DU PONT E I DE
NEMOURS & CO          COM        263534109     1,249         30,000      SH          SOLE                     30,000
------------------------------------------------------------------------------------------------------------------------------------
DUKE ENERGY CORP      NOTE
                      1.750%
                      5/1        264399EJ1    10,425     10,000,000      PRN         SOLE                 10,000,000
------------------------------------------------------------------------------------------------------------------------------------
EGL INC               COM        268484102       304         20,000      SH          SOLE                     20,000
------------------------------------------------------------------------------------------------------------------------------------
ELAN PLC              ADR        284131208       846        150,000      SH          SOLE                    150,000
------------------------------------------------------------------------------------------------------------------------------------
ELAN FIN CORP LTD     NOTE
                      12/1       284129AC7    21,403     38,914,000      PRN         SOLE                 38,914,000
------------------------------------------------------------------------------------------------------------------------------------
EL PASO CORP          DBCV
                      2/2        28336LAC3     2,919      6,750,000      PRN         SOLE                  6,750,000
------------------------------------------------------------------------------------------------------------------------------------
ENTERGY CORP NEW      COM        29364G103     1,726         32,700      SH          SOLE                     32,700
------------------------------------------------------------------------------------------------------------------------------------
E TRADE GROUP INC     NOTE
                      6.750%
                      5/1        269246AD6     4,291      4,000,000      PRN         SOLE                  4,000,000
------------------------------------------------------------------------------------------------------------------------------------
EVEREST RE GROUP
LTD                   COM        G3223R108     2,678         35,000      SH          SOLE                     35,000
------------------------------------------------------------------------------------------------------------------------------------
EXELON CORP           COM        30161N101     1,734         29,000      SH          SOLE                     29,000
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LN
MTG CORP              COM        313400301     1,523         30,000      SH          SOLE                     30,000
------------------------------------------------------------------------------------------------------------------------------------
FIRSTENERGY CORP      COM        337932107     2,557         66,500      SH          SOLE                     66,500
------------------------------------------------------------------------------------------------------------------------------------
FOSTER WHEELER LTD    NOTE
                      6.500%
                      6/0        35024PAB8     1,700      4,000,000      PRN         SOLE                  4,000,000
------------------------------------------------------------------------------------------------------------------------------------
FPL GROUP INC         COM        302571104       648          9,700      SH          SOLE                      9,700
------------------------------------------------------------------------------------------------------------------------------------

                                                    FORM 13F INFORMATION TABLE
                                                    SATELLITE ASSET MANAGEMENT
                                                 FOR QUARTER ENDED JUNE 30, 2003

                      Title                   Value        Shrs or
                      of                      (x           prn           SH/   Put/  Investment  Other        Voting Authority
Name of Issuer        Class      CUSIP        $1000)       amt           PRN   Call  Discretion  Managers Sole        Shared   None
--------------        -----      -----        ------       -------       ---   ----  ----------  -------- ----        ------   ----
------------------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN      NOTE
COPPER & GO           8.250%
                      1/3        35671DAF2    17,958     10,000,000      PRN         SOLE                 10,000,000
------------------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN      PFD CV
COPPER & GO           0.05 SH    35671D501     1,811         75,000      PRN         SOLE                     75,000
------------------------------------------------------------------------------------------------------------------------------------
GOODYEAR TIRE &
RUBR CO               COM        382550101       630        120,000      SH          SOLE                    120,000
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD FINL SVCS
GROUP INC             COM        416515104    13,849        275,000      SH          SOLE                    275,000
------------------------------------------------------------------------------------------------------------------------------------
HEXCEL CORP           SDCV
                      7.000%
                      8/0        428290AA8       740      1,000,000      PRN         SOLE                  1,000,000
------------------------------------------------------------------------------------------------------------------------------------
HISPANIC
BROADCASTING CORP     CL A       43357B104    43,209      1,697,800      SH          SOLE                  1,697,800
------------------------------------------------------------------------------------------------------------------------------------
HANCOCK JOHN FINL
SVCS INC              COM        41014S106     1,537         50,000      SH          SOLE                     50,000
------------------------------------------------------------------------------------------------------------------------------------
HONEYWELL INTL INC    COM        438516106     1,343         50,000      SH          SOLE                     50,000
------------------------------------------------------------------------------------------------------------------------------------
IDEC
PHARMACEUTICALS
CORP                  COM        449370105     2,931         86,200      SH          SOLE                     86,200
------------------------------------------------------------------------------------------------------------------------------------
ILLINOIS TOOL
WKS INC               COM        452038109       988         15,000      SH          SOLE                     15,000
------------------------------------------------------------------------------------------------------------------------------------
INVERNESS MED
INNOVATIONS IN        COM        46126P106     4,837        250,600      SH          SOLE                    250,600
------------------------------------------------------------------------------------------------------------------------------------
ISTAR FINL INC        COM        45031U101       730         20,000      SH          SOLE                     20,000
------------------------------------------------------------------------------------------------------------------------------------
J D EDWARDS & CO      COM        281667105    22,928      1,600,000      SH          SOLE                  1,600,000
------------------------------------------------------------------------------------------------------------------------------------
JUNIPER NETWORKS      NOTE
INC                   4.750%
                      3/1        48203RAA2     3,790      4,000,000      PRN         SOLE                  4,000,000
------------------------------------------------------------------------------------------------------------------------------------
KEYSPAN CORP          COM        49337W100     2,577         72,700      SH          SOLE                     72,700
------------------------------------------------------------------------------------------------------------------------------------
LABRANCHE & CO INC    COM        505447102       517         25,000      SH          SOLE                     25,000
------------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROS HLDGS
INC                   COM        524908100     1,994         30,000      SH          SOLE                     30,000
------------------------------------------------------------------------------------------------------------------------------------
LENNAR CORP           DBCV
                      7/2        526057AA2     7,865      8,000,000      PRN         SOLE                  8,000,000
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORP    DEB
                      4.000%
                      11/1       530715AG6     3,960      6,000,000      PRN         SOLE                  6,000,000
------------------------------------------------------------------------------------------------------------------------------------
LOWES COS INC         COM        548661107       859         20,000      SH          SOLE                     20,000
------------------------------------------------------------------------------------------------------------------------------------
MBNA CORP             COM        55262L100     2,918        140,000      SH          SOLE                    140,000
------------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH &
CO INC                COM        590188108     4,201         90,000      SH          SOLE                     90,000
------------------------------------------------------------------------------------------------------------------------------------
MIRANT CORP           DBCV
                      2.500%
                      6/1        604675AB4     4,170      6,000,000      PRN         SOLE                  6,000,000
------------------------------------------------------------------------------------------------------------------------------------

                                                    FORM 13F INFORMATION TABLE
                                                    SATELLITE ASSET MANAGEMENT
                                                 FOR QUARTER ENDED JUNE 30, 2003

                      Title                   Value        Shrs or
                      of                      (x           prn           SH/   Put/  Investment  Other        Voting Authority
Name of Issuer        Class      CUSIP        $1000)       amt           PRN   Call  Discretion  Managers Sole        Shared   None
--------------        -----      -----        ------       -------       ---   ----  ----------  -------- ----        ------   ----
------------------------------------------------------------------------------------------------------------------------------------
MIRANT CORP           NOTE
                      5.750%
                      7/1        604675AC2     7,391     10,750,000      PRN         SOLE                 10,750,000
------------------------------------------------------------------------------------------------------------------------------------
MOHAWK INDS INC       COM        608190104     1,466         26,400      SH          SOLE                     26,400
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL CITY CORP    COM        635405103     2,944         90,000      SH          SOLE                     90,000
------------------------------------------------------------------------------------------------------------------------------------
NAVISTAR INTL CORP
NEW                   COM        63934E108     1,632         50,000      SH          SOLE                     50,000
------------------------------------------------------------------------------------------------------------------------------------
NCRIC GROUP INC       COM        628866105     1,218        120,000      SH          SOLE                    120,000
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CMNTY CAP
TR V                  BONUSES    64944P307     6,982        110,000      PRN         SOLE                    110,000
------------------------------------------------------------------------------------------------------------------------------------
NORTEL NETWORKS       NOTE
CORP NEW              4.250%
                      9/0        656568AB8     6,830      8,000,000      PRN         SOLE                  8,000,000
------------------------------------------------------------------------------------------------------------------------------------
NORTHWEST AIRLS
CORP                  CL A       667280101     2,434        215,600      SH          SOLE                    215,600
------------------------------------------------------------------------------------------------------------------------------------
OLD REP INTL CORP     COM        680223104     2,570         75,000      SH          SOLE                     75,000
------------------------------------------------------------------------------------------------------------------------------------
PG&E CORP             COM        69331C108    12,690        600,000      SH          SOLE                    600,000
------------------------------------------------------------------------------------------------------------------------------------
PAPA JOHNS INTL
INC                   COM        698813102       842         30,000      SH          SOLE                     30,000
------------------------------------------------------------------------------------------------------------------------------------
PARKER HANNIFIN
CORP                  COM        701094104     1,680         40,000      SH          SOLE                     40,000
------------------------------------------------------------------------------------------------------------------------------------
PENTAIR INC           COM        709631105       781         20,000      SH          SOLE                     20,000
------------------------------------------------------------------------------------------------------------------------------------
PEOPLESOFT INC        COM        712713106    28,626      1,627,400      SH          SOLE                  1,627,400
------------------------------------------------------------------------------------------------------------------------------------
PEPCO HOLDINGS INC    COM        713291102     1,358         70,900      SH          SOLE                     70,900
------------------------------------------------------------------------------------------------------------------------------------
PEPSICO INC           COM        713448108     1,335         30,000      SH          SOLE                     30,000
------------------------------------------------------------------------------------------------------------------------------------
PPL CORP              COM        69351T106     2,670         62,100      SH          SOLE                     62,100
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL FINANCIAL
GROUP IN              COM        74251V102     1,613         50,000      SH          SOLE                     50,000
------------------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL FINL INC   COM        744320102     2,692         80,000      SH          SOLE                     80,000
------------------------------------------------------------------------------------------------------------------------------------
PUBLIC SVC
ENTERPRISE GROUP      COM        744573106     2,527         59,800      SH          SOLE                     59,800
------------------------------------------------------------------------------------------------------------------------------------
QUINTILES
TRANSNATIONAL CORP    COM        748767100     1,625        114,500      SH          SOLE                    114,500
------------------------------------------------------------------------------------------------------------------------------------
RADIO ONE INC         CL D
                      NON VTG    75040P405       889         50,000      SH          SOLE                     50,000
------------------------------------------------------------------------------------------------------------------------------------
RADIOSHACK CORP       COM        750438103       526         20,000      SH          SOLE                     20,000
------------------------------------------------------------------------------------------------------------------------------------
REEBOK INTL LTD       COM        758110100       336         10,000      SH          SOLE                     10,000
------------------------------------------------------------------------------------------------------------------------------------
RENAISSANCE RE
HLDGS LTD             COM        G7496G103     1,366         30,000      SH          SOLE                     30,000
------------------------------------------------------------------------------------------------------------------------------------
RITE AID CORP         COM        767754104     2,225        500,000      SH          SOLE                    500,000
------------------------------------------------------------------------------------------------------------------------------------
RUBY TUESDAY INC      COM        781182100       495         20,000      SH          SOLE                     20,000
------------------------------------------------------------------------------------------------------------------------------------
SAFECO CORP           COM        786429100     1,058         30,000      SH          SOLE                     30,000
------------------------------------------------------------------------------------------------------------------------------------

                                                    FORM 13F INFORMATION TABLE
                                                    SATELLITE ASSET MANAGEMENT
                                                 FOR QUARTER ENDED JUNE 30, 2003

                      Title                   Value        Shrs or
                      of                      (x           prn           SH/   Put/  Investment  Other        Voting Authority
Name of Issuer        Class      CUSIP        $1000)       amt           PRN   Call  Discretion  Managers Sole        Shared   None
--------------        -----      -----        ------       -------       ---   ----  ----------  -------- ----        ------   ----
------------------------------------------------------------------------------------------------------------------------------------
SANDISK CORP          COM        80004C101     4,336        107,450      SH          SOLE                    107,450
------------------------------------------------------------------------------------------------------------------------------------
SEMPRA ENERGY         COM        816851109     1,301         45,600      SH          SOLE                     45,600
-----------------------------------------------------------------------------------------------------------------------------------
SIRIUS SATELLITE      NOTE
RADIO INC             3.500%
                      6/0        82966UAA1     5,000      7,191,000      PRN         SOLE                  7,191,000
------------------------------------------------------------------------------------------------------------------------------------
SOVEREIGN BANCORP     COM        845905108       391         25,000      SH          SOLE                     25,000
------------------------------------------------------------------------------------------------------------------------------------
SUN LIFE FINL
SVCS CDA INC          COM        866796105       618         30,000      SH          SOLE                     30,000
------------------------------------------------------------------------------------------------------------------------------------
TRAVELERS PPTY
CAS CORP NEW          CL A       89420G109       795         50,000      SH          SOLE                     50,000
------------------------------------------------------------------------------------------------------------------------------------
TYCO INTL GROUP       DBCV
S A                   3.125%
                      1/1        902118BE7    13,242     12,000,000      PRN         SOLE                 12,000,000
------------------------------------------------------------------------------------------------------------------------------------
TYCO INTL GROUP       NOTE
S A                   11/1       902124AC0     3,065      4,000,000      PRN         SOLE                  4,000,000
------------------------------------------------------------------------------------------------------------------------------------
US BANCORP DEL        COM
                      NEW        902973304     1,960         80,000      SH          SOLE                     80,000
------------------------------------------------------------------------------------------------------------------------------------
WACHOVIA CORP 2ND
NEW                   COM        929903102     3,197         80,000      SH          SOLE                     80,000
------------------------------------------------------------------------------------------------------------------------------------
WEBMD CORP            NOTE
                      3.250%
                      4/0        94769MAC9     2,660      2,000,000      PRN         SOLE                  2,000,000
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO
NEW                   COM        949746101     6,048        120,000      SH          SOLE                    120,000
------------------------------------------------------------------------------------------------------------------------------------
WHX CORP              PFD CV
                      SER A      929248201       104         20,000      SH          SOLE                     20,000
------------------------------------------------------------------------------------------------------------------------------------
WILLIS GROUP
HOLDINGS LTD          SHS        G96655108     1,076         35,000      SH          SOLE                     35,000
------------------------------------------------------------------------------------------------------------------------------------
WISCONSIN ENERGY
CORP                  COM        976657106     1,728         59,600      SH          SOLE                     59,600
------------------------------------------------------------------------------------------------------------------------------------

    REPORT
    SUMMARY:  115 DATA RECORDS               590,007        0 OTHER MANAGERS ON
                                                            WHOSE BEHALF REPORT
                                                            IS FILED